Note 26 - Financial Risk Management - Details of Fair Value of Estimation (Details) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Statement Line Items [Line Items]
Investments in financial assets		$ 404,144	$ 86,173
Digital assets held - intangible assets		31,104	33,298
Assets		3,956,504	3,047,412
Related party borrowings [member]
Statement Line Items [Line Items]
Borrowings	[1]	505,600	482,450
At fair value [member]
Statement Line Items [Line Items]
Financial liabilities		3,631,789
Assets		511,201	503,063
At fair value [member] | Related party borrowings [member]
Statement Line Items [Line Items]
Borrowings		505,600	482,450
At fair value [member] | Digital assets loan payable [member]
Statement Line Items [Line Items]
Borrowings		5,601	20,613
Level 1 of fair value hierarchy [member]
Statement Line Items [Line Items]
Financial liabilities		3,139,348
Assets		0	0
Level 1 of fair value hierarchy [member] | Related party borrowings [member]
Statement Line Items [Line Items]
Borrowings		0	0
Level 1 of fair value hierarchy [member] | Digital assets loan payable [member]
Statement Line Items [Line Items]
Borrowings		0	0
Level 2 of fair value hierarchy [member]
Statement Line Items [Line Items]
Financial liabilities		463,756
Assets		0	20,613
Level 2 of fair value hierarchy [member] | Related party borrowings [member]
Statement Line Items [Line Items]
Borrowings		0	0
Level 2 of fair value hierarchy [member] | Digital assets loan payable [member]
Statement Line Items [Line Items]
Borrowings		0	20,613
Level 3 of fair value hierarchy [member]
Statement Line Items [Line Items]
Financial liabilities		28,685
Assets		511,201	482,450
Level 3 of fair value hierarchy [member] | Related party borrowings [member]
Statement Line Items [Line Items]
Borrowings		505,600	482,450
Level 3 of fair value hierarchy [member] | Digital assets loan payable [member]
Statement Line Items [Line Items]
Borrowings		5,601	0
Investment in financial assets [member] | At fair value [member]
Statement Line Items [Line Items]
Investments in financial assets		404,144	86,173
Investment in financial assets [member] | Level 1 of fair value hierarchy [member]
Statement Line Items [Line Items]
Investments in financial assets		358,184	0
Investment in financial assets [member] | Level 2 of fair value hierarchy [member]
Statement Line Items [Line Items]
Investments in financial assets		17,275	86,173
Investment in financial assets [member] | Level 3 of fair value hierarchy [member]
Statement Line Items [Line Items]
Investments in financial assets		28,685	0
Digital assets [member] | At fair value [member]
Statement Line Items [Line Items]
Digital assets held - inventories		206,178	573,876
Digital assets held - intangible assets		1,537,071	1,878,268
Digital assets [member] | At fair value [member] | Digital assets and investments in financial assets [member]
Statement Line Items [Line Items]
Investments in financial assets		1,037,915	132,649
Digital assets [member] | At fair value [member] | Digital asset loans and receivables [member]
Statement Line Items [Line Items]
Investments in financial assets		446,481	166,388
Digital assets [member] | Level 1 of fair value hierarchy [member]
Statement Line Items [Line Items]
Digital assets held - inventories		206,178	573,876
Digital assets held - intangible assets		1,537,071	1,878,268
Digital assets [member] | Level 1 of fair value hierarchy [member] | Digital assets and investments in financial assets [member]
Statement Line Items [Line Items]
Investments in financial assets		1,037,915	132,649
Digital assets [member] | Level 1 of fair value hierarchy [member] | Digital asset loans and receivables [member]
Statement Line Items [Line Items]
Investments in financial assets		0	0
Digital assets [member] | Level 2 of fair value hierarchy [member]
Statement Line Items [Line Items]
Digital assets held - inventories		0	0
Digital assets held - intangible assets		0	0
Digital assets [member] | Level 2 of fair value hierarchy [member] | Digital assets and investments in financial assets [member]
Statement Line Items [Line Items]
Investments in financial assets		0	0
Digital assets [member] | Level 2 of fair value hierarchy [member] | Digital asset loans and receivables [member]
Statement Line Items [Line Items]
Investments in financial assets		446,481	166,388
Digital assets [member] | Level 3 of fair value hierarchy [member]
Statement Line Items [Line Items]
Digital assets held - inventories		0	0
Digital assets held - intangible assets		0	0
Digital assets [member] | Level 3 of fair value hierarchy [member] | Digital assets and investments in financial assets [member]
Statement Line Items [Line Items]
Investments in financial assets		0	0
Digital assets [member] | Level 3 of fair value hierarchy [member] | Digital asset loans and receivables [member]
Statement Line Items [Line Items]
Investments in financial assets		$ 0	$ 0

[1]	See Note 30 for additional details